Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Large Cap Growth Fund
(the “Large Cap Growth Fund”)
Supplement dated January 22, 2026
to the Prospectus dated October 27, 2025, and
to the Summary Prospectus dated October 27, 2025
This supplement provides new and additional information beyond that contained in the
Prospectus and Summary Prospectus and should be read in conjunction with the Prospectus and Summary Prospectus.
A.
The Board of Trustees of the Bridge Builder Trust (“Trust”), on behalf of the Large Cap Growth Fund, has approved the termination of the investment sub‑advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), BlackRock Investment Management, LLC (“BlackRock”) and the Trust to be effective on or around January 23, 2026 (the “Effective Date”).

Accordingly, as of the Effective Date, all references and information related to BlackRock, with respect to the Large Cap Growth Fund, in the Prospectus and Summary Prospectus are hereby deleted in their entirety.
Accordingly, as of January 26, 2026, the Prospectus and Summary Prospectus are hereby supplemented and revised as follows:
1.
The first paragraph under the sub‑section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” and the first paragraph under the corresponding sub‑section of the Summary Prospectus are hereby deleted and replaced with the following:

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies (see below) that seek to track the performance of securities of large capitalization companies. The Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index (as of April 30, 2025, companies with capitalizations greater than $2.0 billion). The market capitalization of the companies included in the Russell 1000® Index will change with market conditions. While the Fund primarily invests in equity securities of large capitalization companies, it may also invest in securities of medium and small capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities, including emerging market securities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund will employ completion portfolio strategies, including index-based strategies, to seek to manage portfolio characteristics and achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2025, the Fund had significant exposure to securities of companies in the information technology sector. The Fund follows an investing style that favors growth investments.
2.
The fifth paragraph under the sub‑section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” and the fifth paragraph under the corresponding sub‑section of the Summary Prospectus are hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: Jennison Associates LLC (“Jennison”), Lazard Asset Management LLC (“Lazard”), Russell Investment Management, LLC (“RIM”), Sustainable Growth Advisers, LP (“SGA”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
3.
The following paragraphs are hereby added to the sub‑section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” and under the corresponding sub‑section of the Summary Prospectus:

RIM’s Principal Investment Strategies
Cash Equitization:
At the direction of the Adviser, RIM will expose all or a portion of the Fund’s cash to the performance of certain markets by purchasing derivatives (also known as “cash equitization”), which includes index futures contracts, currency forwards, and total return swaps. This is intended to cause the Fund to perform as though all or a portion of its cash were actually invested in those markets.
Completion Portfolio:
At the direction of the Adviser, RIM will employ completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for the Fund and in doing so may invest in equity securities, ADRs, GDRs, other investment companies, and REITs. RIM will use quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and other instruments that RIM believes will achieve the Adviser’s preferred portfolio positioning for the Fund. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication (strategies that seek to purchase the securities in an index or a blend of indexes).
4.
The “Derivatives Risk” paragraph in the sub‑section of the Prospectus entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” and under the corresponding sub‑section of the Summary Prospectus are hereby deleted and replaced with the following:

Derivatives Risk. An investment in derivatives (such as futures contracts, currency forwards and total return swaps) may not perform as anticipated by the Sub‑advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Derivatives may create investment leverage so that when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the derivative may not provide the anticipated protection, causing the Fund to lose money on both the derivative and the exposure the Fund sought to hedge. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. The Fund’s use of derivatives is also subject to market risk, which is described above, and liquidity risk, which is described below. The Fund’s use of swaps is also subject to counterparty risk, which is described above.
5.
The “Passive Management Risk” paragraph in the sub‑section of the Prospectus entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” and under the corresponding sub‑section of the Summary Prospectus are hereby deleted.

6.
The following paragraph is hereby added to the sub‑section of the Prospectus entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” and under the corresponding sub‑section of the Summary Prospectus:

Completion Portfolio Risk. As part of RIM’s completion portfolio strategies, RIM may use index-based strategies, including index replication and optimized index sampling, to seek to achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund’s return to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, the portion of the Fund’s portfolio utilizing an index-based strategy is subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund’s portfolio utilizing an index-based strategy will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.

Bridge Builder Large Cap Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Large Cap Growth Fund
(the “Large Cap Growth Fund”)
Supplement dated January 22, 2026
to the Prospectus dated October 27, 2025, and
to the Summary Prospectus dated October 27, 2025
This supplement provides new and additional information beyond that contained in the
Prospectus and Summary Prospectus and should be read in conjunction with the Prospectus and Summary Prospectus.
A.
The Board of Trustees of the Bridge Builder Trust (“Trust”), on behalf of the Large Cap Growth Fund, has approved the termination of the investment sub‑advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), BlackRock Investment Management, LLC (“BlackRock”) and the Trust to be effective on or around January 23, 2026 (the “Effective Date”).

Accordingly, as of the Effective Date, all references and information related to BlackRock, with respect to the Large Cap Growth Fund, in the Prospectus and Summary Prospectus are hereby deleted in their entirety.
Accordingly, as of January 26, 2026, the Prospectus and Summary Prospectus are hereby supplemented and revised as follows:
1.
The first paragraph under the sub‑section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” and the first paragraph under the corresponding sub‑section of the Summary Prospectus are hereby deleted and replaced with the following:

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies (see below) that seek to track the performance of securities of large capitalization companies. The Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index (as of April 30, 2025, companies with capitalizations greater than $2.0 billion). The market capitalization of the companies included in the Russell 1000® Index will change with market conditions. While the Fund primarily invests in equity securities of large capitalization companies, it may also invest in securities of medium and small capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities, including emerging market securities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund will employ completion portfolio strategies, including index-based strategies, to seek to manage portfolio characteristics and achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2025, the Fund had significant exposure to securities of companies in the information technology sector. The Fund follows an investing style that favors growth investments.
2.
The fifth paragraph under the sub‑section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” and the fifth paragraph under the corresponding sub‑section of the Summary Prospectus are hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: Jennison Associates LLC (“Jennison”), Lazard Asset Management LLC (“Lazard”), Russell Investment Management, LLC (“RIM”), Sustainable Growth Advisers, LP (“SGA”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
3.
The following paragraphs are hereby added to the sub‑section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” and under the corresponding sub‑section of the Summary Prospectus:

RIM’s Principal Investment Strategies
Cash Equitization:
At the direction of the Adviser, RIM will expose all or a portion of the Fund’s cash to the performance of certain markets by purchasing derivatives (also known as “cash equitization”), which includes index futures contracts, currency forwards, and total return swaps. This is intended to cause the Fund to perform as though all or a portion of its cash were actually invested in those markets.
Completion Portfolio:
At the direction of the Adviser, RIM will employ completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for the Fund and in doing so may invest in equity securities, ADRs, GDRs, other investment companies, and REITs. RIM will use quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and other instruments that RIM believes will achieve the Adviser’s preferred portfolio positioning for the Fund. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication (strategies that seek to purchase the securities in an index or a blend of indexes).
4.
The “Derivatives Risk” paragraph in the sub‑section of the Prospectus entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” and under the corresponding sub‑section of the Summary Prospectus are hereby deleted and replaced with the following:

Derivatives Risk. An investment in derivatives (such as futures contracts, currency forwards and total return swaps) may not perform as anticipated by the Sub‑advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Derivatives may create investment leverage so that when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the derivative may not provide the anticipated protection, causing the Fund to lose money on both the derivative and the exposure the Fund sought to hedge. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. The Fund’s use of derivatives is also subject to market risk, which is described above, and liquidity risk, which is described below. The Fund’s use of swaps is also subject to counterparty risk, which is described above.
5.
The “Passive Management Risk” paragraph in the sub‑section of the Prospectus entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” and under the corresponding sub‑section of the Summary Prospectus are hereby deleted.

6.
The following paragraph is hereby added to the sub‑section of the Prospectus entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” and under the corresponding sub‑section of the Summary Prospectus:

Completion Portfolio Risk. As part of RIM’s completion portfolio strategies, RIM may use index-based strategies, including index replication and optimized index sampling, to seek to achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund’s return to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, the portion of the Fund’s portfolio utilizing an index-based strategy is subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund’s portfolio utilizing an index-based strategy will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.